Registration No. 333-132785
File No. 811-21883

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 10	☒

OPPENHEIMER ROCHESTER OHIO MUNICIPAL FUND
(Exact Name of Registrant as Specified in Charter)

6803 S. Tucson Way, Centennial, CO 80112-3924
(Address of Principal Executive Offices) (Zip Code)

(303) 768-3200
(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street
New York, New York 10281-1008
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On _______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of August, 2011.

Oppenheimer Rochester Ohio Municipal Fund

By:	William F. Glavin, Jr.*
William F. Glavin, Jr.*, President,
Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble *	Chairman of the Board of Trustees	August 12, 2011
Brian F. Wruble

William F. Glavin, Jr.*	President, Principal Executive	August 12, 2011
William F. Glavin, Jr.	Officer and Trustee

Brian W. Wixted*	Treasurer, Principal Financial &	August 12, 2011
Brian W. Wixted	Accounting Officer

David K. Downes*	Trustee	August 12, 2011
David K. Downes

Matthew P. Fink*	Trustee	August 12, 2011
Matthew P. Fink

Phillip A. Griffiths*	Trustee	August 12, 2011
Phillip A. Griffiths

Mary F. Miller*	Trustee	August 12, 2011
Mary F. Miller

Joel W. Motley*	Trustee	August 12, 2011
Joel W. Motley

Mary Ann Tynan, *	Trustee	August 12, 2011
Mary Ann Tynan

Joseph M. Wikler*	Trustee	August 12, 2011
Joseph M. Wikler

Peter I. Wold*	Trustee	August 12, 2011
Peter I. Wold

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxnomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document